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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:
                                              --------

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 135 E 57th Street, 23rd Floor
         New York, NY 10022

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212)399-8982

Signature, Place, and Date of Signing:

/s/ Vincent Guacci     New York, NY   August 14, 2008
-------------------   -------------   ---------------
   [Signature]        [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total:  $204,107
                                        (thousands)

List of Other Included Managers: None

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                           Form 13F Information Table

                                                         VALUE
                                                        (x$1000)                                                VOTING AUTHORITY
                                  TITLE OF             (NOTIONAL   SHRS OR   SH/ PUT/  INVESTMENT  OTHER   -----------------------
NAME OF ISSUER                     CLASS     CUSIP       VALUE)   PRN AMOUNT PRN CALL DISCRECTION MANAGERS    SOLE    SHARED  NONE
--------------------------------- -------- --------- ------------ ---------- --- ---- ----------- -------- --------- -------- ----
CHINA GRENTECH CORP LTD ADR CMN     COM    16938P107    2,260,000    495,593  SH          Sole               495,593
CHINA INFO SECURITY TECH, INC CMN   COM    16944F101    8,087,000  1,428,797  SH          Sole             1,428,797
FOCUS MEDIA HOLDING LIMITED
SPONSORED ADR CMN                   COM    34415V109   36,631,000  1,321,450  SH          Sole             1,321,450
MELCO CROWN ENTERTAINMENT LIMITED
ADR CMN                             COM    585464100   24,803,000  2,661,277  SH          Sole             2,661,277
PERFECT WORLD CO., LTD. SPONSORED
ADR CMN                             COM    71372U104    9,121,000    365,000  SH          Sole               365,000
PUT/QQQQ(QQQSW) @ 49 EXP
07/19/2008 POWERHARES QQQ TRUST                           4940000
MUTUAL FUND INDEX TRACKING STOCK    PUT    73935A104  (58,721,000)    13,000  SH  PUT     Sole                13,000
PUT/QQQQ(QQQSV) @ 48 EXP
07/19/2008 POWERHARES QQQ TRUST                          13992000
MUTUAL FUND INDEX TRACKING STOCK    PUT    73935A104 (216,816,000)    48,000  SH  PUT     Sole                48,000
PUT/QQQQ(QQQSU) @ 47 EXP
07/19/2008 POWERHARES QQQ TRUST                           8132000
MUTUAL FUND INDEX TRACKING STOCK    PUT    73935A104 (171,646,000)    38,000  SH  PUT     Sole                38,000
PUT/QQQQ(QQQST) @ 46 EXP
07/19/2008 POWERHARES QQQ TRUST                          22725000
MUTUAL FUND INDEX TRACKING STOCK    PUT    73935A104 (677,550,000)   150,000  SH  PUT     Sole               150,000
SHANDA INTERACTIVE ENTMT LTD
SPONSORED ADR CMN                   COM    81941Q203    5,883,000    216,700  SH          Sole               216,700
SOLARFUN PWR HLDGS CO LTD
SPONSORED ADR CMN                   COM    83415U108    3,545,000    202,570  SH          Sole               202,570
THE9 LIMITED ADR CMN                COM    88337K104   21,044,000    931,966  SH          Sole               931,966
3SBIO INC. SPONSORED ADR CMN        COM    88575Y105   11,919,000  1,315,519  SH          Sole             1,315,519
QIAO XING MOBILE COMMUNICATION
COMPANY LIMITED                     COM    G73031109   10,520,000  2,133,883  SH          Sole             2,133,883
SINOVAC BIOTECH CO., LTD. CMN       COM    P8696W104   20,505,000  6,309,295  SH          Sole             6,309,295